ENTITY-WIDE DISCLOSURE (Schedule of Net Sales by Techonology) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Percentage of net sales based on products technology	100.00%	100.00%	100.00%
Minimal-Invasive [Member]
Concentration Risk [Line Items]
Percentage of net sales based on products technology	83.00%	81.00%	72.00%
Hands-Free [Member]
Concentration Risk [Line Items]
Percentage of net sales based on products technology	8.00%	10.00%	20.00%
Non-Invasive [Member]
Concentration Risk [Line Items]
Percentage of net sales based on products technology	9.00%	9.00%	8.00%